Intangible assets - Summary of Carrying Value of Goodwill and the Key Assumptions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	£ 14,385	£ 14,447
Ending balance	13,889	14,385
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,006	7,945
Transfer		0
Exchange differences	52	63
Acquisitions and disposals	(30)	(2)
Transfer to assets held for sale	(83)
Ending balance	7,945	8,006
Goodwill | Legacy BT Consumer
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,183	1,183
Transfer		0
Exchange differences	0	0
Acquisitions and disposals	0	0
Transfer to assets held for sale	0
Ending balance	1,183	1,183
Goodwill | Legacy EE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,768	2,768
Transfer		0
Exchange differences	0	0
Acquisitions and disposals	0	0
Transfer to assets held for sale	0
Ending balance	2,768	2,768
Goodwill | Enterprise
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,509	0
Transfer		3,504
Exchange differences	4	5
Acquisitions and disposals	(30)	0
Transfer to assets held for sale	0
Ending balance	3,483	3,509
Goodwill | Business and Public Sector
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	2,562
Transfer		(2,562)
Exchange differences	0	0
Acquisitions and disposals	0	0
Transfer to assets held for sale	0
Ending balance	0	0
Goodwill | Wholesale and Ventures
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	942
Transfer		(942)
Exchange differences	0	0
Acquisitions and disposals	0	0
Transfer to assets held for sale	0
Ending balance	0	0
Goodwill | Global
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	546	490
Transfer		0
Exchange differences	48	58
Acquisitions and disposals	0	(2)
Transfer to assets held for sale	(83)
Ending balance	£ 511	£ 546